UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of September 30, 2018 (Unaudited)

DWS EAFE® Equity Index Fund

	Shares	Value ($)
Common Stocks 96.6%
Australia 6.9%
AGL Energy Ltd.	2,288	32,251
Alumina Ltd.	7,671	15,360
Amcor Ltd.	4,041	39,960
AMP Ltd.	9,940	22,921
APA Group (Units)	3,634	26,216
Aristocrat Leisure Ltd.	2,019	41,506
ASX Ltd.	642	29,543
Aurizon Holdings Ltd.	6,538	19,424
AusNet Services (Units)	5,993	7,040
Australia & New Zealand Banking Group Ltd.	9,568	194,899
Bank of Queensland Ltd.	1,515	12,068
Bendigo & Adelaide Bank Ltd.	1,941	15,083
BGP Holdings PLC (a)	328,818	1,474
BHP Billiton Ltd.	10,819	270,824
BHP Billiton PLC	7,057	153,719
BlueScope Steel Ltd.	1,750	21,479
Boral Ltd.	4,092	20,439
Brambles Ltd.	5,616	44,249
Caltex Australia Ltd.	826	17,852
Challenger Ltd.	1,814	14,686
CIMIC Group Ltd.	372	13,811
Coca-Cola Amatil Ltd.	1,476	10,413
Cochlear Ltd.	183	26,541
Commonwealth Bank of Australia	5,911	305,118
Computershare Ltd.	1,467	21,155
Crown Resorts Ltd.	1,323	13,092
CSL Ltd.	1,509	219,367
Dexus (REIT)	3,219	24,572
Domino's Pizza Enterprises Ltd. Series L	224	8,614
Flight Centre Travel Group Ltd.	196	7,532
Fortescue Metals Group Ltd.	4,850	13,743
Goodman Group (REIT)	5,449	40,806
GPT Group (REIT)	5,745	21,636
Harvey Norman Holdings Ltd.	2,514	6,397
Healthscope Ltd.	6,640	10,079
Incitec Pivot Ltd.	4,803	13,818
Insurance Australia Group Ltd.	8,396	44,425
LendLease Group (Units)	2,128	30,241
Macquarie Group Ltd.	1,079	98,305
Medibank Private Ltd.	9,713	20,431
Mirvac Group (REIT) (Units)	11,725	20,426
National Australia Bank Ltd.	9,098	182,892
Newcrest Mining Ltd.	2,674	37,518
Oil Search Ltd.	4,422	28,864
Orica Ltd.	1,156	14,230
Origin Energy Ltd.*	6,142	36,672
QBE Insurance Group Ltd.	4,837	38,880
Ramsay Health Care Ltd.	444	17,629
REA Group Ltd.	189	11,740
Rio Tinto Ltd.	1,332	75,833
Santos Ltd.	5,878	30,847
Scentre Group (REIT)	17,628	50,587
SEEK Ltd.	1,040	15,607
Sonic Healthcare Ltd.	1,256	22,616
South32 Ltd.	17,865	50,622
Stockland (REIT) (Units)	8,723	26,167
Suncorp Group Ltd.	4,552	47,579
Sydney Airport (Units)	3,344	16,655
TABCORP Holdings Ltd.	6,018	21,185
Telstra Corp., Ltd.	14,697	33,890
TPG Telecom Ltd.	1,032	6,371
Transurban Group (Units)	8,885	72,061
Treasury Wine Estates Ltd.	2,531	31,999
Vicinity Centres (REIT)	9,779	18,520
Wesfarmers Ltd.	3,808	137,218
Westpac Banking Corp.	11,350	229,147
Woodside Petroleum Ltd.	3,146	87,734
Woolworths Group Ltd.	4,412	89,553
(Cost $1,360,782)		3,404,131
Austria 0.2%
Andritz AG	284	16,569
Erste Group Bank AG*	1,012	42,041
OMV AG	483	27,137
Raiffeisen Bank International AG	459	13,217
Voestalpine AG	360	16,468
(Cost $44,791)		115,432
Belgium 1.0%
Ageas	659	35,433
Anheuser-Busch InBev SA	2,577	225,060
Colruyt SA	199	11,264
Groupe Bruxelles Lambert SA	295	30,929
KBC Group NV	860	64,004
Proximus SA	407	9,725
Solvay SA	244	32,721
Telenet Group Holding NV*	151	8,314
UCB SA	415	37,294
Umicore SA	687	38,422
(Cost $159,811)		493,166
Bermuda 0.0%
Dairy Farm International Holdings Ltd. (Cost $9,430)	1,100	9,900
Chile 0.0%
Antofagasta PLC (Cost $11,696)	1,179	13,139
China 0.0%
Minth Group Ltd.	2,000	8,252
Yangzijiang Shipbuilding Holdings Ltd.	7,900	7,166
(Cost $16,428)		15,418
Denmark 1.6%
A P Moller-Maersk AS "A"	14	18,364
A P Moller-Maersk AS "B"	22	30,896
Carlsberg AS "B"	362	43,420
Chr Hansen Holding AS	328	33,296
Coloplast AS "B"	404	41,313
Danske Bank AS	2,366	62,144
DSV AS	644	58,555
Genmab AS*	218	34,280
H. Lundbeck AS	211	13,032
ISS AS	523	18,403
Novo Nordisk AS ''B"	6,015	283,195
Novozymes AS "B"	770	42,271
Orsted AS 144A	629	42,727
Pandora AS	375	23,418
Tryg AS	376	9,361
Vestas Wind Systems AS	640	43,285
William Demant Holding AS*	318	11,952
(Cost $243,092)		809,912
Finland 1.0%
Elisa Oyj	457	19,383
Fortum Oyj	1,452	36,397
Kone Oyj "B"	1,116	59,630
Metso Oyj	320	11,347
Neste Oyj	456	37,696
Nokia Oyj	19,192	106,445
Nokian Renkaat Oyj	372	15,242
Orion Oyj "B"	334	12,650
Sampo Oyj "A"	1,443	74,723
Stora Enso Oyj "R"	1,825	34,909
UPM-Kymmene Oyj	1,768	69,382
Wartsila Oyj	1,518	29,592
(Cost $151,456)		507,396
France 10.6%
Accor SA	637	32,705
Aeroports de Paris	94	21,162
Air Liquide SA	1,413	185,876
Airbus SE	1,945	244,297
Alstom SA	580	25,919
Amundi SA 144A	230	17,235
Arkema SA	217	26,883
Atos SE	335	39,868
AXA SA	6,452	173,419
BioMerieux	153	12,755
BNP Paribas SA	3,717	227,477
Bollore SA	2,589	11,182
Bouygues SA	720	31,123
Bureau Veritas SA	997	25,733
Capgemini SE	545	68,592
Carrefour SA	1,878	35,977
Casino Guichard-Perrachon SA	222	9,336
Cie Generale des Etablissements Michelin	556	66,459
CNP Assurances	693	16,704
Compagnie de Saint-Gobain	1,730	74,610
Credit Agricole SA	3,853	55,409
Danone SA	2,086	161,544
Dassault Aviation SA	8	14,806
Dassault Systemes SE	442	66,072
Edenred	773	29,465
Eiffage SA	251	28,023
Electricite de France SA	1,914	33,612
Engie SA	6,083	89,449
Essilor International Cie Generale d'Optique SA	711	105,211
Eurazeo SA	179	14,101
Eutelsat Communications SA	636	15,034
Faurecia SA	222	13,362
Fonciere des Regions (REIT)	128	13,338
Gecina SA (REIT)	152	25,378
Getlink	1,493	19,068
Hermes International	104	68,899
Icade (REIT)	119	10,998
Iliad SA	83	10,841
Imerys SA	135	9,969
Ingenico Group SA	198	15,044
Ipsen SA	115	19,334
JC Decaux SA	245	8,960
Kering SA	256	137,231
Klepierre SA (REIT)	703	24,919
L'Oreal SA	835	201,360
Legrand SA	898	65,456
LVMH Moet Hennessy Louis Vuitton SE	925	327,132
Natixis SA	3,215	21,814
Orange SA	6,834	108,982
Pernod Ricard SA	693	113,691
Peugeot SA	1,968	53,079
Publicis Groupe	681	40,704
Remy Cointreau SA	58	7,556
Renault SA	651	56,310
Rexel SA	1,134	17,031
Safran SA	1,111	155,694
Sanofi	3,739	332,360
Schneider Electric SE	1,855	149,255
SCOR SE	482	22,385
SEB SA	87	14,808
Societe BIC SA	105	9,613
Societe Generale SA	2,508	107,653
Sodexo SA	320	33,936
Suez	1,336	18,986
Teleperformance	193	36,413
Thales SA	372	52,844
TOTAL SA	7,999	518,600
Ubisoft Entertainment SA*	280	30,370
Unibail-Rodamco-Westfield (CDI)*	2,600	26,537
Unibail-Rodamco-Westfield (Unit)*(b)	216	43,441
Unibail-Rodamco-Westfield (Unit) (b)	127	25,542
Valeo SA	791	34,348
Veolia Environnement SA	1,877	37,462
VINCI SA	1,668	158,843
Vivendi SA	3,502	90,143
Wendel	81	12,057
(Cost $2,173,335)		5,261,784
Germany 8.6%
1&1 Drillisch AG	199	9,681
adidas AG	635	155,490
Allianz SE (Registered)	1,482	330,370
Axel Springer SE	198	13,322
BASF SE	3,090	274,634
Bayer AG (Registered)	3,116	276,800
Bayerische Motoren Werke (BMW) AG	1,131	102,045
Beiersdorf AG	357	40,281
Brenntag AG	528	32,589
Commerzbank AG*	3,418	35,617
Continental AG	363	63,198
Covestro AG 144A	665	53,939
Daimler AG (Registered)	3,047	192,275
Delivery Hero AG 144A*	320	15,389
Deutsche Bank AG (Registered) (c)	6,746	76,977
Deutsche Boerse AG	636	85,215
Deutsche Lufthansa AG (Registered)	859	21,104
Deutsche Post AG (Registered)	3,258	116,167
Deutsche Telekom AG (Registered)	11,144	179,655
Deutsche Wohnen SE	1,143	54,835
E.ON SE	7,521	76,669
Evonik Industries AG	500	17,909
Fraport AG	164	14,490
Fresenius Medical Care AG & Co. KGaA	736	75,695
Fresenius SE & Co. KGaA	1,413	103,749
GEA Group AG	547	19,485
Hannover Rueck SE	193	27,271
HeidelbergCement AG	463	36,189
Henkel AG & Co. KGaA	365	38,755
HOCHTIEF AG	70	11,606
HUGO BOSS AG	219	16,863
Infineon Technologies AG	3,886	88,297
Innogy SE*	451	19,139
K+S AG (Registered)	573	12,028
KION Group AG	249	15,305
LANXESS AG	286	20,946
Linde AG	619	146,397
MAN SE	101	10,982
Merck KGaA	451	46,603
METRO AG	720	11,285
MTU Aero Engines AG	168	37,860
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	488	108,078
OSRAM Licht AG	349	13,882
ProSiebenSat.1 Media SE	753	19,557
Puma SE (b)	22	10,856
Puma SE (b)	9	4,441
RWE AG	1,753	43,251
SAP SE	3,282	403,920
Siemens AG (Registered)	2,578	330,268
Siemens Healthineers AG 144A*	526	23,131
Symrise AG	412	37,608
Telefonica Deutschland Holding AG	1,855	7,842
ThyssenKrupp AG	1,518	38,316
TUI AG	1,449	27,820
Uniper SE	609	18,745
United Internet AG (Registered)	401	18,972
Volkswagen AG	112	19,519
Vonovia SE	1,594	77,878
Wirecard AG	398	86,274
Zalando SE 144A*	349	13,578
(Cost $1,871,429)		4,281,042
Hong Kong 3.3%
AIA Group Ltd.	40,481	361,458
ASM Pacific Technology Ltd.	1,100	11,199
Bank of East Asia Ltd.	4,943	18,438
BOC Hong Kong (Holdings) Ltd.	12,321	58,549
CK Asset Holdings Ltd.	8,848	66,402
CK Hutchison Holdings Ltd.	8,848	101,949
CK Infrastructure Holdings Ltd.	2,500	19,800
CLP Holdings Ltd.	5,274	61,745
Galaxy Entertainment Group Ltd.	8,497	53,891
Hang Lung Group Ltd.	3,000	7,971
Hang Lung Properties Ltd.	7,000	13,681
Hang Seng Bank Ltd.	2,600	70,610
Henderson Land Development Co., Ltd.	4,276	21,494
HK Electric Investments & HK Electric Investments Ltd. "SS", (Units)	9,491	9,578
HKT Trust & HKT Ltd. "SS", (Units)	13,920	19,133
Hong Kong & China Gas Co., Ltd.	30,434	60,414
Hong Kong Exchanges & Clearing Ltd.	4,079	116,716
Hongkong Land Holdings Ltd.	3,800	25,156
Hysan Development Co., Ltd.	1,773	8,957
Jardine Matheson Holdings Ltd.	700	43,925
Jardine Strategic Holdings Ltd.	700	25,410
Kerry Properties Ltd.	2,000	6,783
Li & Fung Ltd.	22,240	4,972
Link (REIT)	7,153	70,403
Melco Resorts & Entertainment Ltd. (ADR)	783	16,560
MGM China Holdings Ltd.	3,897	6,173
MTR Corp., Ltd.	4,917	25,878
New World Development Co., Ltd.	20,369	27,789
NWS Holdings Ltd.	3,991	7,892
PCCW Ltd.	19,000	11,067
Power Assets Holdings Ltd.	5,000	34,809
Shangri-La Asia Ltd.	4,000	5,948
Sino Land Co., Ltd.	11,011	18,876
SJM Holdings Ltd.	8,000	7,399
Sun Hung Kai Properties Ltd.	5,188	75,550
Swire Pacific Ltd. "A"	1,500	16,431
Swire Properties Ltd.	3,800	14,393
Techtronic Industries Co., Ltd.	4,499	28,735
WH Group Ltd. 144A	29,259	20,594
Wharf Holdings Ltd.	4,750	12,924
Wharf Real Estate Investment Co., Ltd.	3,750	24,191
Wheelock & Co., Ltd.	3,000	17,992
Yue Yuen Industrial (Holdings) Ltd.	2,500	6,946
(Cost $702,738)		1,638,781
Ireland 1.0%
AIB Group PLC (d)	3,143	16,093
Bank of Ireland Group PLC	3,166	24,243
CRH PLC	2,779	90,924
DCC PLC	316	28,687
James Hardie Industries SE (CDI)	1,472	22,302
Kerry Group PLC "A" (b)	534	58,931
Kerry Group PLC "A" (b)	2	221
Paddy Power Betfair PLC	288	24,577
Shire PLC	3,085	185,910
Smurfit Kappa Group PLC	784	31,004
(Cost $301,802)		482,892
Isle Of Man 0.1%
GVC Holdings PLC (Cost $25,618)	1,951	23,357
Israel 0.5%
Azrieli Group Ltd.	194	9,973
Bank Hapoalim BM	3,300	24,157
Bank Leumi Le-Israel BM	5,249	34,609
Bezeq Israeli Telecommunication Corp., Ltd.	8,053	9,261
Check Point Software Technologies Ltd.* (e)	423	49,775
Elbit Systems Ltd.	91	11,433
Frutarom Industries Ltd.	118	12,217
Israel Chemicals Ltd.	2,347	14,331
Israel Discount Bank "A"	1	2
Mizrahi Tefahot Bank Ltd.	378	6,625
Nice Ltd.*	184	20,833
Teva Pharmaceutical Industries Ltd. (ADR)	3,233	69,639
(Cost $260,758)		262,855
Italy 1.9%
Assicurazioni Generali SpA	3,812	65,858
Atlantia SpA	1,598	33,155
Davide Campari-Milano SpA	2,195	18,693
Enel SpA	26,680	136,670
Eni SpA	8,489	160,478
Ferrari NV (b)	82	11,291
Ferrari NV (b)	324	44,359
Intesa Sanpaolo SpA	50,164	128,193
Leonardo SpA	1,392	16,776
Luxottica Group SpA	597	40,563
Mediobanca Banca di Credito Finanziario SpA	2,247	22,447
Moncler SpA	610	26,276
Pirelli & C SpA 144A*	1,251	10,498
Poste Italiane SpA 144A	1,454	11,618
Prysmian SpA	878	20,449
Recordati SpA	311	10,529
Snam SpA	7,841	32,674
Telecom Italia SpA*	39,738	24,130
Telecom Italia SpA (RSP)	16,966	9,128
Terna Rete Elettrica Nazionale SpA	4,525	24,173
UniCredit SpA	6,699	100,832
(Cost $638,354)		948,790
Japan 23.9%
ABC-Mart, Inc.	100	5,562
Acom Co., Ltd.	1,500	6,046
Aeon Co., Ltd.	2,100	50,596
AEON Financial Service Co., Ltd.	430	8,905
AEON Mall Co., Ltd.	200	3,436
Air Water, Inc.	553	10,148
Aisin Seiki Co., Ltd.	500	24,336
Ajinomoto Co., Inc.	1,600	27,467
Alfresa Holdings Corp.	700	18,729
Alps Electric Co., Ltd.	600	15,240
Amada Holdings Co., Ltd.	1,000	10,676
ANA Holdings, Inc.	400	13,976
Aozora Bank Ltd.	400	14,293
Asahi Glass Co., Ltd.	600	24,899
Asahi Group Holdings Ltd.	1,200	52,016
Asahi Kasei Corp.	4,200	63,691
ASICS Corp.	600	8,946
Astellas Pharma, Inc.	6,300	109,898
Bandai Namco Holdings, Inc.	650	25,257
Benesse Holdings, Inc.	300	8,542
Bridgestone Corp.	2,100	79,346
Brother Industries Ltd.	700	13,825
Calbee, Inc.	300	9,875
Canon, Inc.	3,400	108,027
Casio Computer Co., Ltd.	700	11,441
Central Japan Railway Co.	500	104,119
Chubu Electric Power Co., Inc.	2,100	31,762
Chugai Pharmaceutical Co., Ltd.	700	44,974
Chugoku Electric Power Co., Inc.	800	10,280
Coca-Cola Bottlers Japan Holdings, Inc.	400	10,702
Concordia Financial Group Ltd.	3,900	19,119
Credit Saison Co., Ltd.	500	8,154
CyberAgent Inc	300	15,974
CYBERDYNE, Inc.*	400	3,158
Dai Nippon Printing Co., Ltd.	800	18,602
Dai-ichi Life Holdings, Inc.	3,700	77,032
Daicel Corp.	1,000	11,618
Daifuku Co., Ltd.	300	15,288
Daiichi Sankyo Co., Ltd.	1,900	82,358
Daikin Industries Ltd.	800	106,495
Daito Trust Construction Co., Ltd.	200	25,726
Daiwa House Industry Co., Ltd.	1,900	56,321
Daiwa House REIT Investment Corp. (REIT)	5	11,437
Daiwa Securities Group, Inc.	5,100	31,026
DeNA Co., Ltd.	400	7,066
Denso Corp.	1,500	79,198
Dentsu, Inc.	700	32,468
Disco Corp.	100	16,740
Don Quijote Holdings Co., Ltd.	400	20,243
East Japan Railway Co.	1,039	96,520
Eisai Co., Ltd.	800	77,874
Electric Power Development Co., Ltd.	400	11,072
FamilyMart UNY Holdings Co., Ltd.	200	20,824
FANUC Corp.	700	131,966
Fast Retailing Co., Ltd.	200	101,954
Fuji Electric Co., Ltd.	400	16,018
Fujifilm Holdings Corp.	1,300	58,524
Fujitsu Ltd.	700	49,879
Fukuoka Financial Group, Inc.	400	11,002
Hakuhodo Dy Holdings, Inc.	700	12,279
Hamamatsu Photonics KK	500	19,913
Hankyu Hanshin Holdings, Inc.	800	28,375
Hikari Tsushin, Inc.	100	19,768
Hino Motors Ltd.	1,000	10,949
Hirose Electric Co., Ltd.	105	11,478
Hisamitsu Pharmaceutical Co., Inc.	200	15,332
Hitachi Chemical Co., Ltd.	400	8,143
Hitachi Construction Machinery Co., Ltd.	400	13,378
Hitachi High-Technologies Corp.	200	6,891
Hitachi Ltd.	3,200	108,713
Hitachi Metals Ltd.	700	8,668
Honda Motor Co., Ltd.	5,400	163,445
Hoshizaki Corp.	200	20,701
Hoya Corp.	1,300	77,231
Hulic Co., Ltd.	1,200	11,776
Idemitsu Kosan Co., Ltd.	400	21,158
IHI Corp.	500	18,945
Iida Group Holdings Co., Ltd.	500	8,894
INPEX Corp.	3,300	41,156
Isetan Mitsukoshi Holdings Ltd.	1,320	16,207
Isuzu Motors Ltd.	1,800	28,374
Itochu Corp.	4,800	87,872
J. Front Retailing Co., Ltd.	700	10,862
Japan Airlines Co., Ltd.	400	14,378
Japan Airport Terminal Co., Ltd.	200	9,101
Japan Exchange Group, Inc.	1,700	29,625
Japan Post Bank Co., Ltd.	1,400	16,548
Japan Post Holdings Co., Ltd.	5,300	63,066
Japan Prime Realty Investment Corp. (REIT)	3	10,694
Japan Real Estate Investment Corp. (REIT)	4	20,982
Japan Retail Fund Investment Corp. (REIT)	8	14,512
Japan Tobacco, Inc.	3,600	93,976
JFE Holdings, Inc.	1,625	37,285
JGC Corp.	800	18,349
JSR Corp.	600	11,201
JTEKT Corp.	600	8,782
JXTG Holdings, Inc.	10,850	81,962
Kajima Corp.	1,500	21,796
Kakaku.com, Inc.	500	9,778
Kamigumi Co., Ltd.	400	8,815
Kaneka Corp.	200	9,241
Kansai Electric Power Co., Inc.	2,300	34,676
Kansai Paint Co., Ltd.	600	11,058
Kao Corp.	1,600	129,189
Kawasaki Heavy Industries Ltd.	400	11,283
KDDI Corp.	6,000	165,763
Keihan Holdings Co., Ltd.	400	15,279
Keikyu Corp.	800	14,582
Keio Corp.	400	21,898
Keisei Electric Railway Co., Ltd.	500	17,603
Keyence Corp.	300	174,212
Kikkoman Corp.	500	29,748
Kintetsu Group Holdings Co., Ltd.	590	23,731
Kirin Holdings Co., Ltd.	2,800	71,737
Kobayashi Pharmaceutical Co., Ltd.	200	14,716
Kobe Steel Ltd.	1,200	10,667
Koito Manufacturing Co., Ltd.	358	23,505
Komatsu Ltd.	3,100	94,293
Konami Holdings Corp.	300	11,750
Konica Minolta, Inc.	1,500	15,948
Kose Corp.	100	19,055
Kubota Corp.	3,300	56,084
Kuraray Co., Ltd.	1,100	16,536
Kurita Water Industries Ltd.	400	11,653
Kyocera Corp.	1,100	66,027
Kyowa Hakko Kirin Co., Ltd.	910	17,052
Kyushu Electric Power Co., Inc.	1,500	18,100
Kyushu Railway Co.	500	15,226
Lawson, Inc.	200	12,181
LINE Corp.*	200	8,449
Lion Corp.	800	17,772
LIXIL Group Corp.	848	16,330
M3, Inc.	1,400	31,766
Mabuchi Motor Co., Ltd.	200	8,071
Makita Corp.	800	40,063
Marubeni Corp.	5,100	46,682
Marui Group Co., Ltd.	700	17,275
Maruichi Steel Tube Ltd.	200	6,522
Mazda Motor Corp.	1,900	22,809
McDonald's Holdings Co. (Japan), Ltd.	200	8,784
Mebuki Financial Group, Inc.	2,700	9,339
Medipal Holdings Corp.	600	12,521
MEIJI Holdings Co., Ltd.	400	26,861
Minebea Mitsumi, Inc.	1,300	23,570
MISUMI Group, Inc.	900	23,288
Mitsubishi Chemical Holdings Corp.	4,500	43,071
Mitsubishi Corp.	4,500	138,660
Mitsubishi Electric Corp.	6,000	82,195
Mitsubishi Estate Co., Ltd.	4,000	68,016
Mitsubishi Gas Chemical Co., Inc.	500	10,645
Mitsubishi Heavy Industries Ltd.	1,000	38,611
Mitsubishi Materials Corp.	400	11,952
Mitsubishi Motors Corp.	2,500	17,647
Mitsubishi Tanabe Pharma Corp.	900	15,050
Mitsubishi UFJ Financial Group, Inc.	39,700	247,767
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,400	8,243
Mitsui & Co., Ltd.	5,600	99,585
Mitsui Chemicals, Inc.	700	17,503
Mitsui Fudosan Co., Ltd.	3,000	71,000
Mitsui O.S.K Lines Ltd.	400	11,670
Mizuho Financial Group, Inc.	81,790	142,675
MS&AD Insurance Group Holdings, Inc.	1,500	50,088
Murata Manufacturing Co., Ltd.	600	92,228
Nabtesco Corp.	425	11,296
Nagoya Railroad Co., Ltd.	700	17,337
NEC Corp.	790	21,832
Nexon Co., Ltd.*	1,400	18,298
NGK Insulators Ltd.	1,000	16,494
NGK Spark Plug Co., Ltd.	600	17,479
NH Foods Ltd.	300	11,076
Nidec Corp.	700	100,700
Nikon Corp.	1,000	18,791
Nintendo Co., Ltd.	400	145,960
Nippon Building Fund, Inc. (REIT)	4	23,130
Nippon Electric Glass Co., Ltd.	300	9,439
Nippon Express Co., Ltd.	300	19,697
Nippon Paint Holdings Co., Ltd.	500	18,659
Nippon Prologis REIT, Inc. (REIT)	6	11,876
Nippon Steel & Sumitomo Metal Corp.	2,400	50,769
Nippon Telegraph & Telephone Corp.	2,276	102,803
Nippon Yusen Kabushiki Kaisha	600	11,285
Nissan Chemical Industries Ltd.	400	21,123
Nissan Motor Co., Ltd.	8,000	74,881
Nisshin Seifun Group, Inc.	800	17,532
Nissin Foods Holdings Co., Ltd.	200	13,748
Nitori Holdings Co., Ltd.	300	43,025
Nitto Denko Corp.	600	44,971
NOK Corp.	300	5,151
Nomura Holdings, Inc.	11,100	53,019
Nomura Real Estate Holdings, Inc.	500	10,095
Nomura Real Estate Master Fund, Inc. (REIT)	15	20,489
Nomura Research Institute Ltd.	400	20,208
NSK Ltd.	1,100	12,605
NTT Data Corp.	2,100	29,073
NTT DoCoMo, Inc.	4,400	118,307
Obayashi Corp.	2,100	19,887
Obic Co., Ltd.	200	18,923
Odakyu Electric Railway Co., Ltd.	900	21,292
Oji Holdings Corp.	3,000	21,783
Olympus Corp.	1,000	39,034
Omron Corp.	600	25,348
Ono Pharmaceutical Co., Ltd.	1,300	36,785
Oracle Corp.	100	8,062
Oriental Land Co., Ltd.	700	73,191
ORIX Corp.	4,500	72,954
Osaka Gas Co., Ltd.	1,400	27,305
Otsuka Corp.	400	14,927
Otsuka Holdings Co., Ltd.	1,322	66,635
Panasonic Corp.	7,214	84,032
Park24 Co., Ltd.	300	9,070
Persol Holdings Co., Ltd.	500	11,728
Pola Orbis Holdings, Inc.	300	10,958
Rakuten, Inc.	3,000	22,992
Recruit Holdings Co., Ltd.	3,700	123,485
Renesas Electronics Corp.*	2,800	17,497
Resona Holdings, Inc.	6,800	38,201
Ricoh Co., Ltd.	2,400	25,770
Rinnai Corp.	100	7,622
ROHM Co., Ltd.	300	21,862
Ryohin Keikaku Co., Ltd.	100	29,748
Sankyo Co., Ltd.	100	3,912
Santen Pharmaceutical Co., Ltd.	1,100	17,436
SBI Holdings, Inc.	744	23,115
Secom Co., Ltd.	700	57,062
Sega Sammy Holdings, Inc.	700	10,319
Seibu Holdings, Inc.	700	12,587
Seiko Epson Corp.	800	13,645
Sekisui Chemical Co., Ltd.	1,300	23,982
Sekisui House Ltd.	2,000	30,496
Seven & I Holdings Co., Ltd.	2,500	111,336
Seven Bank Ltd.	2,600	8,215
SG Holdings Co., Ltd.	300	7,860
Sharp Corp.	600	12,193
Shimadzu Corp.	800	25,066
Shimamura Co., Ltd.	100	9,488
Shimano, Inc.	200	32,230
Shimizu Corp.	1,700	15,516
Shin-Etsu Chemical Co., Ltd.	1,200	106,302
Shinsei Bank Ltd.	700	11,441
Shionogi & Co., Ltd.	900	58,807
Shiseido Co., Ltd.	1,300	100,675
Showa Denko KK	500	27,592
Showa Shell Sekiyu KK	600	12,711
SMC Corp.	200	64,003
SoftBank Group Corp.	2,800	282,662
Sohgo Security Services Co., Ltd.	200	8,792
Sompo Holdings, Inc.	1,100	46,848
Sony Corp.	4,200	257,500
Sony Financial Holdings, Inc.	500	11,019
Stanley Electric Co., Ltd.	500	17,096
Start Today Co., Ltd.	700	21,193
Subaru Corp.	1,982	60,706
SUMCO Corp.	700	10,153
Sumitomo Chemical Co., Ltd.	5,000	29,264
Sumitomo Corp.	3,600	60,026
Sumitomo Dainippon Pharma Co., Ltd.	600	13,778
Sumitomo Electric Industries Ltd.	2,600	40,778
Sumitomo Heavy Industries Ltd.	400	14,276
Sumitomo Metal Mining Co., Ltd.	800	28,065
Sumitomo Mitsui Financial Group, Inc.	4,491	181,269
Sumitomo Mitsui Trust Holdings, Inc.	1,110	45,682
Sumitomo Realty & Development Co., Ltd.	1,000	35,909
Sumitomo Rubber Industries Ltd.	700	10,504
Sundrug Co., Ltd.	300	10,707
Suntory Beverage & Food Ltd.	500	21,167
Suzuken Co., Ltd.	300	14,232
Suzuki Motor Corp.	1,100	63,007
Sysmex Corp.	600	51,646
T&D Holdings, Inc.	2,000	33,005
Taiheiyo Cement Corp.	400	12,551
Taisei Corp.	700	31,913
Taisho Pharmaceutical Holdings Co., Ltd.	100	12,225
Taiyo Nippon Sanso Corp.	400	5,985
Takashimaya Co., Ltd.	500	8,445
Takeda Pharmaceutical Co., Ltd.	2,400	102,679
TDK Corp.	400	43,619
Teijin Ltd.	600	11,507
Terumo Corp.	1,000	59,233
The Bank of Kyoto Ltd.	200	10,438
The Chiba Bank Ltd.	2,000	13,660
The Shizuoka Bank Ltd.	1,500	13,466
THK Co., Ltd.	400	10,181
Tobu Railway Co., Ltd.	700	20,701
Toho Co., Ltd.	400	12,551
Toho Gas Co., Ltd.	300	11,393
Tohoku Electric Power Co., Inc.	1,300	17,643
Tokio Marine Holdings, Inc.	2,300	114,109
Tokyo Century Corp.	100	6,214
Tokyo Electric Power Co. Holdings, Inc.*	4,400	21,609
Tokyo Electron Ltd.	500	68,694
Tokyo Gas Co., Ltd.	1,300	31,951
Tokyo Tatemono Co., Ltd.	800	9,759
Tokyu Corp.	1,800	32,920
Tokyu Fudosan Holdings Corp.	1,900	13,244
Toppan Printing Co., Ltd.	1,000	16,062
Toray Industries, Inc.	5,000	37,559
Toshiba Corp.*	2,200	63,607
Tosoh Corp.	800	12,322
TOTO Ltd.	500	20,749
Toyo Seikan Kaisha Ltd.	600	12,447
Toyo Suisan Kaisha Ltd.	300	11,631
Toyoda Gosei Co., Ltd.	300	7,406
Toyota Industries Corp.	500	29,572
Toyota Motor Corp.	7,600	474,582
Toyota Tsusho Corp.	700	26,430
Trend Micro, Inc.	400	25,735
Tsuruha Holdings, Inc.	100	12,313
Unicharm Corp.	1,300	42,998
United Urban Investment Corp. (REIT)	9	14,123
USS Co., Ltd.	600	11,137
West Japan Railway Co.	500	34,857
Yahoo! Japan Corp.	9,500	34,197
Yakult Honsha Co., Ltd.	400	32,776
Yamada Denki Co., Ltd.	2,500	12,652
Yamaguchi Financial Group, Inc.	400	4,358
Yamaha Corp.	500	26,492
Yamaha Motor Co., Ltd.	1,000	28,032
Yamato Holdings Co., Ltd.	1,000	30,699
Yamazaki Baking Co., Ltd.	400	8,006
Yaskawa Electric Corp.	800	23,763
Yokogawa Electric Corp.	700	14,805
Yokohama Rubber Co., Ltd.	450	9,699
(Cost $5,410,288)		11,902,736
Luxembourg 0.4%
ArcelorMittal	2,290	71,256
Eurofins Scientific SE	40	22,710
Millicom International Cellular SA (SDR)	197	11,316
RTL Group SA	147	10,488
SES SA (FDR)	1,283	28,154
Tenaris SA	1,621	27,158
(Cost $126,544)		171,082
Macau 0.1%
Sands China Ltd.	8,419	38,125
Wynn Macau Ltd.	5,581	12,832
(Cost $19,615)		50,957
Mexico 0.0%
Fresnillo PLC (Cost $11,265)	857	9,175
Netherlands 4.7%
ABN AMRO Group NV (CVA) 144A	1,427	38,852
Aegon NV	6,235	40,452
AerCap Holdings NV*	439	25,251
Akzo Nobel NV	815	76,212
ASML Holding NV	1,370	255,934
EXOR NV	373	25,040
Heineken Holding NV	401	36,315
Heineken NV	839	78,670
ING Groep NV	13,008	168,911
Koninklijke (Royal) KPN NV	12,048	31,782
Koninklijke Ahold Delhaize NV	4,160	95,392
Koninklijke DSM NV	612	64,832
Koninklijke Philips NV	3,179	144,816
Koninklijke Vopak NV	283	13,945
NN Group NV	961	42,879
NXP Semiconductors NV	1,172	100,206
QIAGEN NV*	719	27,214
Randstad NV	387	20,660
Royal Dutch Shell PLC "A"	15,393	528,967
Royal Dutch Shell PLC "B"	12,541	439,543
Wolters Kluwer NV	975	60,767
(Cost $1,227,082)		2,316,640
New Zealand 0.2%
a2 Milk Co., Ltd.*	2,531	18,891
Auckland International Airport Ltd.	2,604	12,600
Fisher & Paykel Healthcare Corp., Ltd.	2,174	21,688
Fletcher Building Ltd.*	3,319	14,388
Meridian Energy Ltd.	3,728	8,117
Ryman Healthcare Ltd.	1,117	10,366
Spark New Zealand Ltd.	5,183	13,914
(Cost $62,616)		99,964
Norway 0.8%
Aker BP ASA	396	16,806
DNB ASA	3,280	69,016
Gjensidige Forsikring ASA	776	13,082
Marine Harvest ASA	1,368	31,692
Norsk Hydro ASA	4,490	26,955
Orkla ASA	2,641	22,312
Schibsted ASA "B"	296	10,256
Statoil ASA	3,851	108,592
Telenor ASA	2,628	51,373
Yara International ASA	627	30,793
(Cost $120,616)		380,877
Portugal 0.2%
EDP - Energias de Portugal SA	9,035	33,337
Galp Energia, SGPS, SA	1,616	32,065
Jeronimo Martins, SGPS, SA	729	10,737
(Cost $47,774)		76,139
Singapore 1.2%
Ascendas Real Estate Investment Trust (REIT)	9,700	18,732
CapitaLand Commercial Trust (REIT)	9,676	12,599
CapitaLand Ltd.	8,125	20,029
CapitaLand Mall Trust (REIT)	9,670	15,703
City Developments Ltd.	1,500	9,996
ComfortDelGro Corp., Ltd.	7,500	13,332
DBS Group Holdings Ltd.	5,959	113,727
Genting Singapore Ltd.	17,995	13,953
Golden Agri-Resources Ltd.	14,673	2,683
Jardine Cycle & Carriage Ltd.	404	9,454
Keppel Corp., Ltd.	4,849	24,688
Oversea-Chinese Banking Corp., Ltd.	10,254	85,809
SATS Ltd.	2,500	9,546
Sembcorp Industries Ltd.	4,449	10,056
Singapore Airlines Ltd.	1,970	14,036
Singapore Exchange Ltd.	2,500	13,478
Singapore Press Holdings Ltd.	6,458	13,558
Singapore Technologies Engineering Ltd.	4,900	12,760
Singapore Telecommunications Ltd.	27,901	66,127
Suntec Real Estate Investment Trust (REIT)	6,100	8,612
United Overseas Bank Ltd.	4,422	87,596
UOL Group Ltd.	1,661	8,372
Venture Corp., Ltd.	900	11,607
Wilmar International Ltd.	6,600	15,546
(Cost $269,896)		611,999
South Africa 0.1%
Mediclinic International PLC	1,519	8,494
Mondi PLC	1,307	35,842
(Cost $47,067)		44,336
Spain 2.8%
ACS, Actividades de Construccion y Servicios SA	842	35,859
Aena SME SA 144A	228	39,576
Amadeus IT Group SA	1,492	138,618
Banco Bilbao Vizcaya Argentaria SA	22,278	142,004
Banco de Sabadell SA	18,577	28,881
Banco Santander SA	54,303	273,347
Bankia SA	3,961	15,531
Bankinter SA	2,126	19,579
CaixaBank SA	11,831	54,094
Enagas SA	705	19,031
Endesa SA	1,138	24,589
Ferrovial SA	1,665	34,545
Grifols SA	989	27,857
Iberdrola SA	20,122	148,072
Industria de Diseno Textil SA	3,689	111,832
Mapfre SA	2,815	8,831
Naturgy Energy Group SA	1,276	34,830
Red Electrica Corp. SA	1,404	29,407
Repsol SA	4,472	89,124
Siemens Gamesa Renewable Energy SA*	709	8,973
Telefonica SA	15,912	125,960
(Cost $906,214)		1,410,540
Sweden 2.6%
Alfa Laval AB	976	26,466
Assa Abloy AB "B"	3,397	68,285
Atlas Copco AB "A"	2,193	63,218
Atlas Copco AB "B"	1,387	37,011
Boliden AB	892	24,881
Electrolux AB "B"	784	17,290
Epiroc AB "A" *	2,393	26,737
Epiroc AB "B" *	1,387	14,280
Essity AB "B"	2,026	50,927
Hennes & Mauritz AB "B"	2,918	53,925
Hexagon AB "B"	848	49,712
Husqvarna AB "B"	1,608	13,696
ICA Gruppen AB	339	10,757
Industrivarden AB "C"	686	15,245
Investor AB "B"	1,461	67,515
Kinnevik AB "B"	761	23,042
L E Lundbergforetagen AB "B"	248	8,360
Lundin Petroleum AB	595	22,776
Nordea Bank AB	10,341	112,702
Sandvik AB	3,808	67,591
Securitas AB "B"	962	16,751
Skandinaviska Enskilda Banken AB "A"	5,429	60,622
Skanska AB "B"	1,284	25,218
SKF AB "B"	1,220	24,071
Svenska Handelsbanken AB "A"	4,967	62,734
Swedbank AB "A"	3,061	75,876
Swedish Match AB	592	30,308
Tele2 AB "B"	1,167	14,050
Telefonaktiebolaget LM Ericsson "B"	10,475	92,971
Telia Co. AB	9,668	44,405
Volvo AB "B"	5,117	90,452
(Cost $400,677)		1,311,874
Switzerland 8.5%
ABB Ltd. (Registered)	6,132	144,896
Adecco Group AG (Registered)	567	29,777
Baloise Holding AG (Registered)	147	22,423
Barry Callebaut AG (Registered)	8	15,162
Chocoladefabriken Lindt & Spruengli AG	3	21,031
Cie Financiere Richemont SA (Registered)	1,718	140,045
Clariant AG (Registered)*	681	17,722
Coca-Cola HBC AG*	726	24,726
Credit Suisse Group AG (Registered)*	8,466	127,240
Dufry AG (Registered)*	104	11,726
EMS-Chemie Holding AG (Registered)	26	15,498
Ferguson PLC	801	68,018
Geberit AG (Registered)	118	54,732
Givaudan SA (Registered)	30	73,762
Glencore PLC*	38,951	168,400
Julius Baer Group Ltd.*	782	39,132
Kuehne + Nagel International AG (Registered)	194	30,739
LafargeHolcim Ltd. (Registered)* (b)	545	26,906
LafargeHolcim Ltd. (Registered)* (b)	1,125	55,539
Lonza Group AG (Registered)*	250	85,337
Nestle SA (Registered)	10,389	866,138
Novartis AG (Registered)	7,254	623,841
Pargesa Holding SA (Bearer)	110	8,838
Partners Group Holding AG	61	48,389
Roche Holding AG (Genusschein)	2,350	569,301
Schindler Holding AG	135	33,647
Schindler Holding AG (Registered)	73	17,614
SGS SA (Registered)	17	44,761
Sika AG	428	62,320
Sonova Holding AG (Registered)	189	37,611
STMicroelectronics NV	2,276	41,409
Straumann Holding AG (Registered)	35	26,320
Swatch Group AG (Bearer)	108	42,951
Swatch Group AG (Registered)	190	14,810
Swiss Life Holding AG (Registered)*	110	41,696
Swiss Prime Site AG (Registered)*	260	22,161
Swiss Re AG	1,028	94,902
Swisscom AG (Registered)	93	42,207
Temenos AG*	209	33,903
UBS Group AG (Registered)*	12,913	203,945
Vifor Pharma AG	158	27,393
Zurich Insurance Group AG	500	158,040
(Cost $1,558,134)		4,235,008
United Arab Emirates 0.0%
NMC Health PLC (Cost $16,533)	347	15,350
United Kingdom 14.4%
3i Group PLC	3,387	41,550
Admiral Group PLC	597	16,185
Anglo American PLC	3,467	77,860
Ashtead Group PLC	1,588	50,441
Associated British Foods PLC	1,261	37,638
AstraZeneca PLC	4,233	328,996
Auto Trader Group PLC 144A	2,873	16,724
Aviva PLC	13,599	86,764
Babcock International Group PLC	908	8,557
BAE Systems PLC	11,023	90,486
Barclays PLC	56,967	127,548
Barratt Developments PLC	3,351	24,765
Berkeley Group Holdings PLC	470	22,538
BP PLC	66,733	512,572
British American Tobacco PLC	7,664	358,065
British Land Co. PLC (REIT)	2,865	23,033
BT Group PLC	28,486	83,651
Bunzl PLC	1,127	35,445
Burberry Group PLC	1,431	37,583
Carnival PLC	579	35,952
Centrica PLC	17,214	34,755
CNH Industrial NV	3,296	39,608
Coca-Cola European Partners PLC	863	39,077
Compass Group PLC	5,402	120,119
ConvaTec Group PLC 144A	4,923	14,912
Croda International PLC	419	28,409
Diageo PLC	8,302	294,218
Direct Line Insurance Group PLC	5,194	21,928
easyJet PLC	590	10,105
Experian PLC	3,041	78,104
Fiat Chrysler Automobiles NV* (b)	2,999	52,513
Fiat Chrysler Automobiles NV* (b)	673	11,833
G4S PLC	4,855	15,314
GlaxoSmithKline PLC	16,555	331,608
Hammerson PLC (REIT)	2,640	15,715
Hargreaves Lansdown PLC	1,015	29,568
HSBC Holdings PLC	66,889	583,953
Imperial Brands PLC	3,140	109,315
Informa PLC	4,329	43,007
InterContinental Hotels Group PLC	627	39,064
International Consolidated Airlines Group SA	1,993	17,128
Intertek Group PLC	527	34,290
Investec PLC	1,954	13,743
ITV PLC	11,638	23,944
J Sainsbury PLC	5,636	23,639
John Wood Group PLC	2,324	23,373
Johnson Matthey PLC	686	31,849
Kingfisher PLC	7,108	23,903
Land Securities Group PLC (REIT)	2,455	28,267
Legal & General Group PLC	20,430	69,820
Lloyds Banking Group PLC	237,832	183,731
London Stock Exchange Group PLC	1,030	61,567
Marks & Spencer Group PLC	4,989	18,780
Meggitt PLC	2,274	16,788
Melrose Industries PLC	15,817	41,211
Merlin Entertainments PLC 144A	2,768	14,446
Micro Focus International PLC	1,546	28,805
National Grid PLC	11,372	117,303
Next PLC	489	35,017
Pearson PLC	2,735	31,727
Persimmon PLC	1,041	32,089
Prudential PLC	8,630	197,915
Randgold Resources Ltd.	308	21,879
Reckitt Benckiser Group PLC	2,263	206,944
RELX PLC	6,631	139,668
Rio Tinto PLC	4,029	203,754
Rolls-Royce Holdings PLC*	5,530	71,170
Royal Bank of Scotland Group PLC	16,566	53,980
Royal Mail PLC	2,889	17,965
RSA Insurance Group PLC	3,122	23,398
Schroders PLC	417	16,822
Segro PLC (REIT)	3,292	27,367
Severn Trent PLC	724	17,448
Sky PLC	3,372	75,991
Smith & Nephew PLC	2,825	51,531
Smiths Group PLC	1,292	25,184
SSE PLC	3,535	52,802
St. James's Place PLC	1,609	23,992
Standard Chartered PLC	9,559	79,290
Standard Life Aberdeen PLC	9,585	38,216
Taylor Wimpey PLC	11,993	26,855
Tesco PLC	33,211	103,803
The Sage Group PLC	3,645	27,859
The Weir Group PLC	852	19,578
Travis Perkins PLC	709	9,846
Unilever NV (CVA)	5,202	289,698
Unilever PLC	4,044	222,223
United Utilities Group PLC	2,429	22,288
Vodafone Group PLC	88,376	189,486
Whitbread PLC	624	38,364
WM Morrison Supermarkets PLC	7,081	23,941
WPP PLC	4,326	63,405
(Cost $4,058,759)		7,183,560
Total Common Stocks (Cost $22,254,600)		48,088,232
Preferred Stocks 0.6%
Germany
Bayerische Motoren Werke (BMW) AG	169	13,284
Fuchs Petrolub SE	208	11,621
Henkel AG & Co. KGaA	615	72,155
Porsche Automobil Holding SE	526	35,421
Sartorius AG	124	20,127
Schaeffler AG	595	7,606
Volkswagen AG	609	107,193
Total Preferred Stocks (Cost $95,586)		267,407
Right 0.0%
Australia
Harvey Norman Holdings Ltd., Expiration Date 10/15/2018 * (Cost $0)	147	85
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (f) (g) (Cost $17,760)	17,760	17,760
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 2.03% (f) (Cost $751,816)	751,816	751,816
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $23,119,762)	98.7	49,125,300
Other Assets and Liabilities, Net	1.3	643,449
Net Assets	100.0	49,768,749

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2018 are as follows:

Value ($) at 12/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2018	Value ($) at 9/30/2018
Common Stocks 0.2%
Deutsche Bank AG, (c)
150,039	—	16,241	(17,471)	(39,350)	674	—	6,746	76,977
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.89% (f) (g)
831	16,929 (h)	—	—	—	2,797	—	17,760	17,760
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 2.03% (f)
—	10,273,927	9,522,111	—	—	6,311	—	751,816	751,816
150,870	10,290,856	9,538,352	(17,471)	(39,350)	9,782	—	776,322	846,553

* Non-income producing security.
(a) Investment was valued using significant unobservable inputs.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated Issuer. This security is owned in proportion with its representation in the index.
(d) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2018 amounted to $15,873, which is 0.0% of net assets.
(e) Listed on the NASDAQ Stock Market, Inc.
(f) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended September 30, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CDI: Chess Depositary Interest
CVA: Certificaten Van Aandelen (Certificate of Stock)
FDR: Fiduciary Depositary Receipt
FTSE: Financial Times and the London Stock Exchange
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SDR: Swedish Depositary Receipt
At September 30, 2018, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	12/21/2018	18	697,752	707,846	10,094
FTSE 100 Index	GBP	12/21/2018	3	283,926	292,737	8,811
SPI 200 Index	AUD	12/20/2018	1	110,978	111,933	955
TOPIX Index	JPY	12/13/2018	3	439,780	479,889	40,109
Total unrealized appreciation						59,969

At September 30, 2018, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	26,849	HKD	210,394	12/19/2018	58	Morgan Stanley
USD	9,670	SGD	13,277	12/19/2018	59	Citigroup, Inc.
USD	4,969	SEK	44,322	12/19/2018	54	Citigroup, Inc.
USD	51,030	AUD	70,614	12/19/2018	46	BNP Paribas SA
DKK	58,900	USD	9,260	12/19/2018	23	Bank of New York
CHF	55,154	USD	57,561	12/19/2018	919	Morgan Stanley
EUR	42,177	USD	50,000	12/19/2018	694	Bank of New York
JPY	6,738,060	USD	60,000	12/19/2018	302	Bank of New York
Total unrealized appreciation					2,155
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	299,367	JPY	33,268,176	12/19/2018	(4,617)	Citigroup, Inc.
USD	20,000	SEK	175,115	12/19/2018	(155)	Societe Generale
USD	396,074	EUR	336,623	12/19/2018	(2,553)	Goldman Sachs & Co.
USD	186,617	GBP	141,982	12/19/2018	(828)	BNP Paribas SA
Total unrealized depreciation					(8,153)

Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

At September 30, 2018 the DWS EAFE® Equity Index Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents & Securities Lending Collateral
Financials	9,493,254	20%
Industrials	7,026,718	15%
Consumer Staples	5,380,692	11%
Consumer Discretionary	5,375,303	11%
Health Care	5,365,569	11%
Materials	3,918,326	8%
Energy	2,969,493	6%
Information Technology	2,954,564	6%
Communication Services	2,686,035	6%
Real Estate	1,617,898	3%
Utilities	1,567,872	3%
Total	48,355,724	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$3,402,657	$—	$1,474	$3,404,131
Austria	115,432	—	—	115,432
Belgium	493,166	—	—	493,166
Bermuda	9,900	—	—	9,900
Chile	13,139	—	—	13,139
China	15,418	—	—	15,418
Denmark	809,912	—	—	809,912
Finland	507,396	—	—	507,396
France	5,261,784	—	—	5,261,784
Germany	4,281,042	—	—	4,281,042
Hong Kong	1,638,781	—	—	1,638,781
Ireland	482,892	—	—	482,892
Isle of Man	23,357	—	—	23,357
Israel	119,414	143,441	—	262,855
Italy	948,790	—	—	948,790
Japan	11,902,736	—	—	11,902,736
Luxembourg	171,082	—	—	171,082
Macau	50,957	—	—	50,957
Mexico	9,175	—	—	9,175
Netherlands	2,316,640	—	—	2,316,640
New Zealand	99,964	—	—	99,964
Norway	380,877	—	—	380,877
Portugal	76,139	—	—	76,139
Singapore	611,999	—	—	611,999
South Africa	44,336	—	—	44,336
Spain	1,410,540	—	—	1,410,540
Sweden	1,311,874	—	—	1,311,874
Switzerland	4,235,008	—	—	4,235,008
United Arab Emirates	15,350	—	—	15,350
United Kingdom	7,183,560	—	—	7,183,560
Preferred Stocks (i)	267,407	—	—	267,407
Right	85	—	—	85
Short-Term Investments (i)	769,576	—	—	769,576
Derivatives (j)
Futures Contracts	59,969	—	—	59,969
Forward Foreign Currency Contracts	—	2,155	—	2,155
Total	$49,040,354	$145,596	$1,474	$49,187,424
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Forward Foreign Currency Contracts	$—	$(8,153)	$—	$(8,153)
Total	$—	$(8,153)	$—	$(8,153)

(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2018 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Equity Contracts	$ 59,969	$ —
Foreign Exchange Contracts	$ —	$ (5,998)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS EAFE® Equity Index Fund, a series of Deutsche DWS Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	11/23/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	11/23/2018